SHARE-BASED PAYMENTS - Narrative (Details)	1 Months Ended			6 Months Ended
	May 31, 2026 shares	Mar. 31, 2026 shares	Jul. 31, 2021 shares tranche $ / shares	Jun. 30, 2026 shares	Jun. 30, 2026 shares	Jun. 30, 2026 shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025	Jun. 30, 2025 shares	Jun. 30, 2025	Jun. 30, 2025 $ / shares	Dec. 31, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted (in shares)						204,624			28,340
Weighted average remaining contractual life for options and warrants issued as share based payments				4 years 8 months 12 days				5 years 9 months 25 days
Granted (in shares)					203,253				44,086
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)				500,000	500,000	500,000	500,000
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted (in shares)			4,056,770		204,624				28,340
Number of tranches | tranche			12
Award holding period			3 years
Volatility			55.00%
Risk free rate			1.24%
Holding period restriction discount percentage			20.00%
Expected weighted average time to vest			6 years 7 months 13 days
Exercise price (in usd per share) | $ / shares			$ 8.00
Weighted average fair value (in usd per share) | $ / shares			$ 1.92
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)	714,751	22,171			2,119,194	2,119,194			503,946	503,946
Vesting percentage, share-based payments		25.00%				25.00%
Vesting period, share-based payments	3 years	3 years		4 years
Exercise price per share (in usd per share) | $ / shares							$ 3.60				$ 13.51
RSUs | Key management and directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)					914,008				198,771
RSUs | Key management and directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)					914,008				219,702
Restricted shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage, share-based payments						75.00%				45.00%
Award restriction period				1 year				1 year
Restricted shares | Key management and directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)					203,253				44,086
Exercise price per share (in usd per share) | $ / shares							$ 2.47				12.35
Options and Warrants | Exercise price, USD
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input				2.47	2.47	2.47	2.47					12.35
Options and Warrants | Estimated volatility
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input				0.70	0.70	0.70	0.70					0.45
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares							$ 2.47				3.52
Minimum | 2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)				1,500,000	1,500,000	1,500,000	1,500,000
Annual increase, percentage				2.00%	2.00%	2.00%	2.00%
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares							$ 14.71				$ 14.71
Maximum | 2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)				3,500,000	3,500,000	3,500,000	3,500,000
Annual increase, percentage				4.00%	4.00%	4.00%	4.00%